UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

December 31, 2013

1.924295.102

SFR-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 93.6% (f)
	Principal Amount	Value
Air Transportation - 0.4%
Northwest Airlines Corp. Tranche A, term loan 2% 12/24/18 (e)	$ 1,568,171	$ 1,442,717
U.S. Airways, Inc. Tranche B 1LN, term loan 4% 5/23/19 (e)	5,250,000	5,263,125
		6,705,842
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (e)	1,736,275	1,753,638
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (e)	4,597,404	4,637,632
Federal-Mogul Corp.:
Tranche B, term loan 2.1075% 12/27/14 (e)	7,519,695	7,453,898
Tranche C, term loan 2.1075% 12/27/15 (e)	4,425,448	4,386,726
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	3,045,000	3,025,969
Tranche 2LN, term loan 10% 11/27/21 (e)	1,480,000	1,418,950
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (e)	3,870,574	3,899,604
		26,576,417
Broadcasting - 2.5%
Clear Channel Capital I LLC Tranche B, term loan 3.819% 1/29/16 (e)	8,194,935	7,938,844
Clear Channel Communications, Inc. Tranche D, term loan 6.919% 1/30/19 (e)	6,330,000	6,037,238
ION Media Networks, Inc. Tranche B, term loan 12/18/20 (g)	10,000,000	10,112,500
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	437,143	448,071
Univision Communications, Inc. term loan 4.5% 3/1/20 (e)	12,361,506	12,454,217
		36,990,870
Building Materials - 0.5%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (e)	3,770,550	3,775,263
Continental Building Products Tranche B 1LN, term loan 4.75% 8/28/20 (e)	1,660,838	1,652,533
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/16/19 (e)	2,598,184	2,598,184
		8,025,980
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Cable TV - 2.8%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	$ 7,939,394	$ 7,919,545
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	7,960,000	7,880,400
CSC Holdings LLC Tranche B, term loan 2.669% 4/17/20 (e)	7,960,000	7,880,400
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (e)	5,487,882	5,527,066
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,600,000
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	9,230,250	9,241,788
		42,049,199
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,912,875	4,962,004
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,325,000	2,319,188
SRAM LLC. Tranche B, term loan 4.0258% 4/4/20 (e)	411,541	410,512
		7,691,704
Chemicals - 2.3%
Ai Chem & Cy U.S. Acquico, Inc.:
Tranche 2LN, term loan 8.25% 4/3/20 (e)	1,815,000	1,867,181
Tranche B 1LN, term loan 4.5% 10/3/19 (e)	2,477,550	2,499,229
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	2,000,000	2,010,000
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	4,000,000	4,005,000
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (e)	2,676,552	2,703,318
Edwards Ltd. Tranche B, term loan 5.5% 3/22/20 (e)	933,043	933,043
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	5,757,339	5,771,732
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (e)	8,039,174	8,059,272
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	2,843,892	2,865,221
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (e)	4,627,214	4,656,134
		35,370,130
Consumer Products - 2.2%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	3,990,000	3,994,988
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Consumer Products - continued
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	$ 6,895,350	$ 6,705,728
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	3,000,000	3,007,500
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (e)	3,000,000	3,060,000
Tranche B 1LN, term loan 5% 10/2/18 (e)	4,852,838	4,913,498
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	7,165,626	6,771,517
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,133,152	5,101,070
		33,554,301
Containers - 1.9%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 12/17/19 (g)	1,670,000	1,678,350
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 3/28/20 (e)	2,970,000	3,033,261
Berry Plastics Corp. Tranche E, term loan 12/18/20 (g)	5,000,000	4,987,500
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,250,000	2,205,000
Tranche B 1LN, term loan 5.75% 5/31/20 (e)	5,472,500	5,527,225
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	2,394,538	2,406,511
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (e)	8,000,000	7,990,000
Tricorbraun, Inc. Tranche B, term loan 4.0033% 4/30/18 (e)	1,493,135	1,493,135
		29,320,982
Diversified Financial Services - 4.0%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	4,000,000	4,080,000
American Capital Ltd. Tranche B, term loan 4% 8/22/16 (e)	3,205,000	3,217,019
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,680,000	2,686,700
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	4,260,938	4,292,895
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,664,667
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	5,385,217	5,385,217
Moxie Patriot LLC Tranche B, term loan 12/19/20 (g)	3,990,000	4,044,863
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	3,940,225	3,994,403
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	$ 9,875,000	$ 9,924,375
Tranche B, term loan 4.75% 10/1/18 (e)	2,468,750	2,481,094
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	10,433,314	10,524,606
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (e)	3,980,000	4,054,625
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	3,462,202	3,483,841
		59,834,305
Diversified Media - 1.3%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	2,000,000	2,007,500
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	8,932,500	8,921,334
McGraw-Hill School Education Tranche B, term loan 12/18/19 (g)	5,000,000	4,968,750
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	4,344,113	4,316,962
		20,214,546
Electric Utilities - 5.7%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/19 (h)	491,228	490,614
6.375% 8/13/19 (e)	7,490,000	7,480,638
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,231,438	4,252,595
Tranche B 4LN, term loan 4% 10/31/20 (e)	3,000,000	3,022,500
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	3,128,892	3,144,537
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (e)	7,141,494	7,168,275
Tranche C, term loan 4.25% 12/31/19 (e)	3,179,029	3,190,950
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (e)	9,036,341	8,765,251
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	8,168,950	8,250,640
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	8,654,718	8,752,517
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	5,044,650	5,069,873
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (e)	5,751,900	5,694,381
TXU Energy LLC Tranche B, term loan:
3.7302% 10/10/14 (e)	7,077,000	4,998,131
4.7301% 10/10/17 (e)	16,466,000	11,299,793
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Electric Utilities - continued
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (e)	$ 1,756,175	$ 1,756,175
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,375,787	2,435,181
		85,772,051
Energy - 6.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	3,544,750	3,633,369
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (e)	867,825	887,351
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	9,940,000	10,151,722
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,125,000	1,125,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	4,833,333	4,833,333
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	8,660,000	8,789,900
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,860,325	3,884,452
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (e)	1,567,125	1,576,920
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	5,656,000	5,719,630
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	4,987,500	5,062,313
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (e)	2,963,178	2,985,402
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	6,743,493	6,802,499
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	2,920,325	2,953,179
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,885,000	6,017,413
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	2,950,000	3,049,563
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	2,562,385	2,555,979
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	4,395,984	4,406,974
Samson Investment Co. Tranche B 2LN, term loan 9/25/18 (g)	3,645,000	3,645,000
Sheridan Investment Partners I term loan 12/16/20 (g)	5,037,840	5,056,984
Sheridan Production Partners I:
Tranche A, term loan 12/16/20 (g)	700,800	703,463
Tranche M, term loan 12/16/20 (g)	261,360	262,353
State Class Tankers LLC Tranche B, term loan 6.75% 6/20/20 (e)	5,540,000	5,609,250
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	$ 2,769,075	$ 2,814,072
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	2,555,000	2,586,938
		95,113,059
Environmental - 1.7%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	5,940,000	5,962,275
Darling International, Inc. Tranche B, term loan 12/18/20 (g)	2,095,000	2,105,475
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	4,000,000	4,040,000
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,763,775	8,785,684
The Brickman Group, Ltd.:
Tranche 2LN, term loan 12/11/21 (g)	545,000	555,900
Tranche B 1LN, term loan 12/11/20 (g)	2,075,000	2,075,000
WTG Holdings III Corp. Tranche B, term loan 12/12/20 (g)	1,660,000	1,651,700
		25,176,034
Food & Drug Retail - 3.4%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	2,119,350	2,135,245
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,835,725	3,859,698
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	6,783,100	6,426,987
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,726,522	1,752,420
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	4,035,150	4,035,150
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	6,965,000	6,921,469
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (e)	3,990,000	4,004,963
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	4,371,963	4,404,752
Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	5,000,000	5,062,500
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,475,000	1,513,719
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	8,103,792	8,083,533
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (e)	2,382,793	2,382,793
		50,583,229
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.6%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	$ 5,940,000	$ 5,850,900
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,646,400
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	5,064,550	5,096,203
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	3,000,000	3,067,500
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	4,987,500	4,987,500
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	29,705,725	29,965,633
OSI Restaurant Partners LLC Tranche B, term loan 3.5267% 10/26/19 (e)	3,323,925	3,323,925
		53,938,061
Gaming - 6.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	16,865,000	16,780,675
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (e)	6,425,000	6,641,844
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	2,540,975	2,550,503
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (e)	7,000,000	7,087,500
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,248,741	2,534,018
Golden Nugget, Inc. Tranche B, term loan:
11/21/19 (h)	1,495,500	1,506,716
5.5% 11/21/19 (e)	3,489,500	3,515,671
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	15,240,000	16,078,200
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	3,699,918	3,732,478
Tranche B 6LN, term loan 5.4884% 1/28/18 (e)	5,220,662	4,979,467
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	7,494,300	7,485,307
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/5/19 (e)	2,925,000	2,967,062
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (e)	843,625	847,843
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	9,655,264	9,764,369
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	$ 2,041,667	$ 2,245,833
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	4,608,450	4,573,887
		93,291,373
Healthcare - 5.6%
Akorn, Inc. Tranche B, term loan 11/13/20 (g)	2,385,000	2,405,869
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (e)	4,621,775	4,633,329
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (e)	5,850,000	5,908,500
Community Health Systems, Inc. term loan 3.7369% 1/25/17 (e)	10,140,962	10,140,962
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	4,242,367	4,157,520
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	4,632,578	4,644,160
Genesis HealthCare Corp. Tranche B, term loan 10.75% 12/4/17 (e)	3,259,615	3,292,212
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	1,763,983	1,775,008
HCA Holdings, Inc. Tranche B 5LN, term loan 2.919% 3/31/17 (e)	20,224,313	20,224,313
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	3,919,919	3,851,320
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (e)	1,242,647	1,247,307
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (e)	3,368,625	3,385,468
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (e)	1,648,750	1,655,015
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (e)	5,235,869	4,463,579
Salix Pharmaceuticals Ltd. Tranche B, term loan 1/2/20 (g)	2,810,000	2,838,100
Sheridan Holdings, Inc. Trache 2LN, term loan 9% 12/18/21 (e)	1,540,000	1,540,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	6,039,222	6,019,111
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (e)	1,152,000	1,169,280
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	993,188	995,670
		84,346,723
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	$ 179,933	$ 179,484
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (e)	8,833,250	8,921,583
		9,101,067
Hotels - 2.0%
Four Seasons Holdings, Inc.:
term loan 3.5% 6/27/20	4,109,700	4,125,111
Tranche 2LN, term loan 6.25% 12/27/20 (e)	1,810,000	1,850,725
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	21,055,263	21,213,178
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (e)	3,625,913	3,671,236
		30,860,250
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	1,974,933	1,977,401
Leisure - 1.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.25% 4/22/16 (e)	6,587,963	6,662,078
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	2,150,000	2,176,875
Tranche B 1LN, term loan 4.5007% 2/1/20 (e)	6,396,663	6,452,953
Great Wolf Resorts, Inc. Tranche B, term loan 4.5% 8/6/20 (e)	2,487,500	2,499,938
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	6,500,000	6,532,500
		24,324,344
Metals/Mining - 4.7%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	4,466,250	4,388,091
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	2,807,143	2,820,000
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	3,370,000	3,428,975
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (e)	10,278,574	10,112,061
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (e)	2,763,075	2,807,975
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (e)	24,962,438	25,274,468
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	5,025,000	5,068,969
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Metals/Mining - continued
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	$ 2,000,000	$ 2,032,600
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	7,980,000	8,029,077
Walter Energy, Inc.:
Tranche A, term loan 5.7436% 4/1/16 (e)	4,188,579	4,157,165
Tranche B, term loan 6.75% 4/1/18 (e)	2,650,000	2,600,313
		70,719,694
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (e)	3,333,001	3,424,658
Publishing/Printing - 2.1%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (e)	1,037,579	1,042,767
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	7,363,181	6,875,370
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (e)	2,190,181	2,195,657
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	11,040,225	11,205,828
Newsday LLC Tranche A, term loan 3.669% 10/12/16 (e)	553,846	554,079
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,791,348	1,782,392
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (e)	8,408,925	8,387,903
		32,043,996
Restaurants - 0.6%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	1,654,846	1,661,052
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	4,422,586	4,451,599
NPC International, Inc. Tranche B, term loan 4% 12/28/18 (e)	2,757,820	2,778,504
		8,891,155
Services - 2.2%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	2,623,500	2,630,059
Coinmach Service Corp. Tranche B, term loan:
11/14/19 (g)	1,750,000	1,758,750
4.25% 11/14/19 (e)	3,655,838	3,674,117
EFS Cogen Holdings I LLC Tranche B, term loan 12/17/20 (g)	1,990,000	1,999,950
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (e)	$ 640,000	$ 648,800
Tranche B 1LN, term loan 4.5% 11/21/20 (e)	770,000	772,888
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/18/17 (e)	1,939,729	1,949,428
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	8,679,719	8,712,268
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,707,748	3,707,748
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,870,000	1,898,050
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	1,070,000	1,072,675
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,775,000	1,803,844
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,363,125	2,383,802
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (e)	730,000	730,000
		33,742,379
Shipping - 1.8%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	9,072,532	8,970,920
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	7,980,000	8,050,224
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	6,503,700	6,519,959
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,909,685	2,920,742
		26,461,845
Super Retail - 3.3%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	3,611,631	3,629,689
Bass Pro Group LLC Tranche B, term loan 3.7538% 11/20/19 (e)	2,368,942	2,380,787
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,965,000	2,004,300
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	5,000,000	5,031,250
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	3,000,000	2,988,750
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	7,960,000	7,790,850
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	2,950,175	2,961,238
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	$ 4,824,265	$ 4,824,265
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	8,000,000	8,040,000
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	9,897,372	9,823,141
		49,474,270
Technology - 14.8%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	7,481,250	7,537,359
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (e)	1,228,500	1,234,643
Tranche B, term loan 5.25% 12/28/18 (e)	9,447,640	9,518,497
Avaya, Inc.:
Tranche B 3LN, term loan 4.7359% 10/26/17 (e)	14,360,737	13,929,915
Tranche B 5LN, term loan 8% 3/31/18 (e)	7,517,116	7,648,665
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	2,220,000	2,214,450
5% 9/10/20 (e)	18,770,000	18,770,000
Ceridian Corp. Tranche B, term loan 4.4146% 5/9/17 (e)	5,831,863	5,846,442
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,472,575	2,466,394
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	4,178,425	4,199,317
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	3,485,000	3,493,713
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (e)	3,831,300	3,845,667
First Data Corp.:
term loan:
4.164% 3/24/17 (e)	26,046,855	25,981,738
4.164% 3/24/18 (e)	21,948,000	21,893,130
Tranche B, term loan 4.164% 9/24/18 (e)	3,485,000	3,476,288
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	9,748,600	9,846,086
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,690,750	3,690,750
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan:
11/13/20 (h)	2,000,000	2,007,500
4.5% 11/13/20 (e)	1,000,000	1,003,750
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
GXS Group, Inc. Tranche B, term loan 12/19/20 (g)	$ 4,000,000	$ 4,005,000
Infor U.S., Inc. Tranche B 5LN, term loan 6/3/20 (g)	8,630,000	8,598,069
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (e)	3,832,313	3,861,055
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,790,975	2,790,975
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,440,929	3,503,313
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	16,565,000	17,310,425
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	4,989,162	5,039,053
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	10,805,804	10,805,804
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (e)	11,685,678	11,875,570
Oberthur Technologies of Ameri Tranche B 2LN, term loan 5.75% 10/18/19 (e)	5,000,000	5,037,500
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,247,300	2,264,155
		223,695,223
Telecommunications - 6.9%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (e)	6,586,898	6,603,365
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	11,665,000	11,665,000
Consolidated Communications, Inc. Tranche B, term loan 12/23/20 (g)	1,375,000	1,375,000
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,915,550	2,915,550
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (e)	5,291,655	5,298,534
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (e)	9,990,000	9,965,025
Tranche D, term loan 3.75% 3/31/15 (e)	11,284,227	11,256,017
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,225,738	1,230,334
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,450,463	21,115,103
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,465,000	1,501,625
Tranche B, term loan 5.25% 2/22/19 (e)	2,510,963	2,542,350
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	8,000,000	8,070,400
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (e)	$ 13,100,000	$ 13,149,780
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (e)	4,089,450	4,115,009
Tranche 2LN, term loan 8% 4/11/21 (e)	745,000	752,450
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	230,000	227,700
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	2,694,388	2,667,444
		104,450,686
TOTAL BANK LOAN OBLIGATIONS (Cost $1,393,841,247)		1,413,721,774
Nonconvertible Bonds - 2.2%

Banks & Thrifts - 0.2%
GMAC LLC 2.4391% 12/1/14 (e)	2,348,000	2,371,133
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	1,206,660
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,174,615
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,604,060
8% 1/15/18	610,000	634,400
MU Finance PLC 8.375% 2/1/17 (d)	3,289,065	3,437,072
		6,675,532
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	1,300,000	1,378,000
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23	1,790,000	1,825,800
Gaming - 0.2%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	2,850,018
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,917,230
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	$ 1,430,000	$ 1,580,150
Technology - 0.6%
Avaya, Inc. 10.5% 3/1/21 (d)	2,217,000	2,117,235
Freescale Semiconductor, Inc. 4.1179% 12/15/14 (e)	7,492,000	7,492,000
		9,609,235
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	706,875
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (d)	1,041,000	1,418,363
		2,125,238
TOTAL NONCONVERTIBLE BONDS (Cost $31,585,258)		32,713,611
Common Stocks - 0.7%
	Shares
Chemicals - 0.4%
LyondellBasell Industries NV Class A	77,200	6,197,616
Hotels - 0.1%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(i)	71,325	1
warrants 4/27/22 (a)(i)	73,268	1
warrants 4/27/22 (a)(i)	57,868	1
Class A (a)(i)	2,172,163	2,096,137
		2,096,140
Publishing/Printing - 0.2%
Tribune Co. Class A (a)	36,975	2,861,865
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	384,540
TOTAL COMMON STOCKS (Cost $6,103,089)		11,540,161
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $101,142,010)	101,142,010	$ 101,142,010
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,532,701,360)		1,559,147,312
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(48,345,418)
NET ASSETS - 100%		$ 1,510,801,894
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,554,925 or 0.8% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,986,728 and $4,004,830, respectively. The coupon rate will be determined at time of settlement.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,140 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 783,690
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,504
Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,958,005	$ 2,861,865	$ -	$ 2,096,140
Materials	6,197,616	6,197,616	-	-
Telecommunication Services	384,540	384,540	-	-
Bank Loan Obligations	1,413,721,774	-	1,373,259,470	40,462,304
Corporate Bonds	32,713,611	-	32,713,611	-
Other	29,756	-	-	29,756
Money Market Funds	101,142,010	101,142,010	-	-
Total Investments in Securities:	$ 1,559,147,312	$ 110,586,031	$ 1,405,973,081	$ 42,588,200
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 48,574,802
Net Realized Gain (Loss) on Investment Securities	96,603
Net Unrealized Gain (Loss) on Investment Securities	46,177
Cost of Purchases	-
Proceeds of Sales	(7,671,655)
Amortization/Accretion	37,041
Transfers into Level 3	9,394,311
Transfers out of Level 3	(10,014,975)
Ending Balance	$ 40,462,304
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ 152,503
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 2,125,896
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,125,896
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,522,418,998. Net unrealized appreciation aggregated $36,728,314, of which $39,478,962 related to appreciated investment securities and $2,750,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014